Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Concentration by investment: (1)
Number of Properties	683	[1]
Total Investment	$ 8,592,109	[1],[2]
Percent of Investment	100.00%	[1],[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			24.00%
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	38	[1]
Total Investment	732,211	[1],[2]
Percent of Investment	9.00%	[1],[3]
Brandywine Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	19	[1]
Total Investment	612,598	[1],[2]
Percent of Investment	7.00%	[1],[3]
Senior Living Communities, LLC [Member]
Concentration by investment: (1)
Number of Properties	12	[1]
Total Investment	595,223	[1],[2]
Percent of Investment	7.00%	[1],[3]
Senior Star Living [Member]
Concentration by investment: (1)
Number of Properties	10	[1]
Total Investment	464,062	[1],[2]
Percent of Investment	5.00%	[1],[3]
Brookdale Senior Living, Inc. [Member]
Concentration by investment: (1)
Number of Properties	86	[1]
Total Investment	334,946	[1],[2]
Percent of Investment	4.00%	[1],[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	518	[1]
Total Investment	$ 5,853,069	[1],[2]
Percent of Investment	68.00%	[1],[3]

[1]	All of our top five customers are in our senior housing triple-net segment, except Merrill Gardens and Senior Star which are in our senior housing operating segment.
[2]	Excludes our share of unconsolidated joint venture investments. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 24% of total investments at December 31, 2009.